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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       December 31, 2003
                                              --------------------------------

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Cambridge Investments, Ltd.
         ------------------------------
Address: 2 Belvedere Place Suite 320
         ------------------------------
         Mill Valley, California 94941
         ------------------------------

Form 13F File Number:  28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Courtney Tozzi
Title:   Vice President
Phone:   (415) 384-0473

Signature, Place, and Date of Signing:

   /s/ Courtney Tozzi       Mill Valley, California         February 12 , 2004
------------------------    -----------------------         ------------------
      [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                                    ----------

Form 13F Information Table Entry Total:              14
                                                    ----------

Form 13F Information Table Value Total:              $138,663
                                                    ----------
                                                    (thousands)




List of Other Included Managers:

{None}

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         FORM 13F INFORMATION TABLE -CAMBRIDGE INVESTMENTS LTD. 12/31/03


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              COLUMN 1       COLUMN 2   COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8

                                                                                                                  VOTING AUTHORITY
                             TITLE OF               VALUE    SHRS OR PRN          PUT/  INVESTMENT  OTHER
NAME OF ISSUER               CLASS      CUSIP       (X10000) AMOUNT       SH/PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
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
BAKER HUGHES INC             COMMON     057224107      8,357       259,858                  SOLE              259,858
BJ SVCS CO                   COMMON     055482103     10,057       280,141                  SOLE              280,141
CHEVRONTEXACO                COMMON     166764100        431         5,000                  SOLE                5,000
CONOCOPHILLIPS               COMMON     20825C104        327         5,000                  SOLE                5,000
COOPER CAMERON CORP          COMMON     216640102     10,239       219,738                  SOLE              219,738
ENSCO INTL INC               COMMON     26874Q100     15,168       558,263                  SOLE              558,263
EXXON MOBIL CORP             COMMON     30231G102        205         5,000                  SOLE                5,000
GLOBAL SANTE FE              COMMON     G3930E101     19,429       782,509                  SOLE              782,509
HALLIBURTON                  COMMON     406216101      4,550       175,000                                    175,000
NABORS INDS INC              COMMON     629568106     19,829       477,823                  SOLE              477,823
NOBLE DRILLING CORP          COMMON     G65422100     10,685       298,650                  SOLE              298,650
SLUMBERGER                   COMMON     806857108     20,219       369,500                  SOLE              369,500
SMITH INTL INC               COMMON     832110100     12,821       308,801                  SOLE              308,801
TRANSOCEAN SEDCO FOREX INC   ORD        G90078109      6,346       264,317                  SOLE              264,317
                                                     138,663
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